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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/13

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

(Unaudited)

SHARES		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS — 5.1% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 5.0%
	Biotechnologies/Biopharmaceuticals — 0.8%
7,399,474	Celladon Corporation Series A-1	$3,322,364
137,348	Celladon Corporation warrants (expiration 10/10/18)	0
3,696,765	EBI Life Sciences, Inc. Series A (c)	18,854
4,118,954	Euthymics Biosciences, Inc. Series A (c)	1,582,914
3,696,765	Neurovance, Inc. Series A (c)	287,608
12,443,870	Neurovance, Inc. Series A-1 (c)	968,133
		6,179,873
	Healthcare Services — 0.9%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	1,866,606
149,183	PHT Corporation Series F (c)	395,529
		6,462,135
	Medical Devices and Diagnostics — 3.3%
3,364,723	AlterG, Inc. Series C	1,379,536
114,158	CardioKinetix, Inc. Series C (c)	1,606,089
205,167	CardioKinetix, Inc. Series D (c)	781,071
632,211	CardioKinetix, Inc. Series E (c)	1,799,905
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
3,109,861	Dynex Technologies, Inc. Series A (c)	923,629
142,210	Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
4,499,218	IlluminOss Medical, Inc. Series C-1 (c)	1,725,000
8,150,248	Insightra Medical, Inc. Series C (c)	3,450,000
3,669,024	Labcyte, Inc. Series C	2,615,647
160,767	Labcyte, Inc. Series D	133,372
3,109,861	Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210	Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
13,823,805	Palyon Medical Corporation Series A (c)	13,824
27,100,879	Palyon Medical Corporation Series B (c)	1,880,801
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
65,217	TherOx, Inc. Series H	652
149,469	TherOx, Inc. Series I	1,495
4,720,000	Tibion Corporation Series B	371,464
N/A	Tibion Corporation warrants (expiration 07/12/17) (d)	0
N/A	Tibion Corporation warrants (expiration 10/30/17) (d)	0
N/A	Tibion Corporation warrants (expiration 11/28/17) (d)	0
3,750,143	Veniti, Inc. Series A (c)	3,432,506

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Convertible Preferred and Warrants (Restricted)(a) (b) — continued
1,881,048	Veniti, Inc. Series B (c)	$1,721,723
		23,967,902
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS	36,609,910

PRINCIPAL AMOUNT
	Convertible Notes (Restricted)(a) (b) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
$56,063	Celladon Corporation Convertible Promissory Note, 6.00%, due 3/31/14	56,063
	TOTAL CONVERTIBLE NOTES	56,063
	Non-Convertible Notes (Restricted)(a) (b) — 0.1%
	Medical Devices and Diagnostics — 0.1%
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	40,596
342,900	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	342,899
	TOTAL NON-CONVERTIBLE NOTES	383,495
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS (Cost $45,165,053)	37,049,468

SHARES
	COMMON STOCKS AND WARRANTS — 89.0%
	Biotechnologies/Biopharmaceuticals — 55.0%
78,335	Acorda Therapeutics, Inc. (b)	2,287,382
259,405	Alexion Pharmaceuticals, Inc. (b)	34,516,429
135,947	Alkermes plc (b)	5,527,605
166,577	Allergan, Inc.	18,503,373
286,769	Amgen, Inc.	32,737,549
132,195	Biogen Idec, Inc. (b)	36,981,551
212,830	BioMarin Pharmaceutical Inc. (b)	14,955,564
353,091	Celgene Corporation (b)	59,658,255
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	0
150,858	Cubist Pharmaceuticals, Inc. (b)	10,389,590
1,039,942	Gilead Sciences, Inc. (b)	78,151,641
242,123	Infinity Pharmaceuticals, Inc. (b)	3,343,719
19,114	MacroGenics Inc. (Restricted) (b)	471,877
369,878	Neurocrine Biosciences, Inc. (b)	3,454,661
68,600	Pharmacyclics, Inc. (b)	7,256,508
128,216	Puma Biotechnology, Inc. (b)	13,274,203
178,740	Regeneron Pharmaceuticals, Inc. (b)	49,196,398
704,330	Verastem, Inc. (b)	8,029,362
346,735	Vertex Pharmaceuticals, Inc. (b)	25,762,411
		404,498,078

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Drug Delivery — 1.2%
9,665,946	A.P. Pharma, Inc. (b)	$4,301,346
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	915,400
828,360	IntelliPharmaceutics International Inc. (b) (c)	3,064,932
460,200	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	671,892
		8,953,570
	Drug Discovery Technologies — 2.5%
361,212	Incyte Corporation (b)	18,288,162
70	Zyomyx, Inc. (Restricted) (a) (b)	18
		18,288,180
	Financial Services — 0.0%
5,910,745	Sarossa Capital plc (b) (f)	117,476
	Generic Pharmaceuticals — 13.6%
158,892	Actavis plc (b)	26,693,856
609,310	Akorn, Inc. (b)	15,007,305
245,214	Impax Laboratories, Inc. (b)	6,164,680
340,293	Mylan, Inc. (b)	14,768,716
154,896	Perrigo Company plc (f)	23,770,340
222,051	Sagent Pharmaceuticals, Inc. (b)	5,635,655
196,358	Teva Pharmaceutical Industries Ltd. (e)	7,870,029
		99,910,581
	Healthcare Services — 7.0%
246,841	Aetna, Inc.	16,930,824
146,000	Catamaran Corporation (b)	6,932,080
60,000	Centene Corporation (b)	3,537,000
53,694	CVS Caremark Corporation	3,842,880
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	1,166,665
56,862	McKesson Corporation	9,177,527
105,000	Molina Healthcare, Inc. (b)	3,648,750
82,436	UnitedHealth Group, Inc.	6,207,431
		51,443,157
	Medical Devices and Diagnostics — 4.7%
505,041	Accuray, Inc. (b)	4,398,907
369,553	Alere, Inc. (b)	13,377,818
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	115,732
307,131	Hologic, Inc. (b)	6,864,378
38,597	IDEXX Laboratories, Inc. (b)	4,105,563
55,987	Illumina, Inc. (b)	6,193,282
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
		35,055,819
	Pharmaceuticals — 5.0%
284,200	Avanir Pharmaceuticals, Inc. (b)	954,912
84,442	Endo Health Solutions, Inc. (b)	5,696,457
146,500	Forest Laboratories, Inc. (b)	8,794,395
535,266	Ironwood Pharmaceuticals, Inc. (b)	6,214,438

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Pharmaceuticals — continued
107,429	Shire plc (e)	$15,178,644
		36,838,846
	TOTAL COMMON STOCKS AND WARRANTS (Cost $364,513,473)	655,105,707
	EXCHANGE TRADED FUND — 3.0%
97,826	iShares Nasdaq Biotechnology ETF	22,212,372
	TOTAL EXCHANGE TRADED FUND (Cost $19,301,599)	22,212,372

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 2.7%
$20,150,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $20,150,000, 0.00%, dated 12/31/13, due 01/02/14 (collateralized by U.S. Treasury Note 0.250%, due 01/31/15, market value $20,555,663)	20,150,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,150,000)	20,150,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.8% (Cost $449,130,125)	734,517,547

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	98,504
	Medical Devices and Diagnostics — 0.0%
1	Xoft Milestone Interest	15,467
	TOTAL MILESTONE INTERESTS (Cost $5,035,687)	113,971
	TOTAL INVESTMENTS - 99.8% (Cost $454,165,812)	734,631,518
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,310,204
	NET ASSETS - 100%	$735,941,722

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $32,522,204).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

(Unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 to value the Fund’s net assets. For the period ended December 31, 2013, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$6,235,936	$6,235,936
Healthcare Services			6,462,135	6,462,135
Medical Devices and Diagnostics			24,351,397	24,351,397
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$404,026,201		471,877	404,498,078
Drug Delivery	7,366,278		1,587,292	8,953,570
Drug Discovery Technologies	18,288,162		18	18,288,180
Financial Services	117,476		—	117,476
Generic Pharmaceuticals	99,910,581		—	99,910,581
Healthcare Services	50,276,492		1,166,665	51,443,157
Medical Devices and Diagnostics	34,939,948		115,871	35,055,819
Pharmaceuticals	36,838,846		—	36,838,846
Exchange Traded Fund	22,212,372		—	22,212,372
Short-term Investment	—	$20,150,000	—	20,150,000
Milestone Interest
Biotechnologies/Biopharmaceuticals	—	—	98,504	98,504
Medical Devices and Diagnostics	—	—	15,467	15,467
Other Assets	—	—	483,285	483,285
Total	$673,976,356	$20,150,000	$40,988,447	$735,114,803

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2013	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2013
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$9,365,030	$(2,078,886)	$268,087	$(1,318,295)	$—	$6,235,936
Healthcare Services	6,462,135	—	—	—	—	6,462,135
Medical Devices and Diagnostics	24,371,680	(27,233)	6,950	—	—	24,351,397
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	—	(847,459)	1,319,336	—	—	471,877
Drug Delivery	1,002,966	584,326	—	—	—	1,587,292
Drug Discovery Technologies	18	—	—	—	—	18
Healthcare Services	1,166,665	—	—	—	—	1,166,665
Medical Devices and Diagnostics	106,055	9,816	—	—	—	115,871
Milestone Interests
Biotechnologies/Biopharmaceuticals	6,175,276	(6,076,772)	—	—	—	98,504
Medical Devices and Diagnostics	15,384	83	—	—	—	15,467
Other Assets	482,182	—	1,389	(286)	—	483,285

Total	$49,147,391	$(8,436,125)	$1,595,762	$(1,318,581)	$—	$40,988,447

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2013						$(9,519,166)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	1,703,024	Public market price	None	N/A
	24,311,853	Capital asset pricing model	Discount Rate	12%-37% (17.13%)
			Price to sales multiple	0.2-16.8 (2.76)
			Revenue growth rate	10%-300% (52.88%)
	13,149,321	Independent valuation	Discount Rate	20%
	1,824,249	Probability adjusted value	Probability of events	10%-99% (32.04%)
			Timing of events	0-5.08 (3.5) years

$40,988,447

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At December 31, 2013, the cost of securities for Federal income tax purposes was $454,165,812. The net unrealized gain on securities held by the Fund was $280,465,706, including gross unrealized gain of $313,400,993 and gross unrealized loss of $32,935,287.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2013 were as follows:

Issuer	Value on September 30, 2013	Purchases	Sales	Income	Value on December 31, 2013

CardioKinetix, Inc.	$4,187,065				$4,187,065
Dynex Technologies, Inc.	923,629				923,629
EBI Life Sciences, Inc.	18,854				18,854
Euthymics Biosciences, Inc.	1,582,914				1,582,914
IlluminOss Medical, Inc.	1,725,000				1,725,000
Insightra Medical, Inc.	3,450,000				3,450,000
IntelliPharmaCeutics International, Inc.	2,388,320		$898,379		3,736,824
Magellan Diagnostics, Inc.	2,131,188		—		2,131,188
Neurovance, Inc.	1,062,115	$193,724	—		1,255,741
Palyon Medical Corporation	1,899,332	—	—		1,894,625
PHT Corporation	6,462,135	—	—		6,462,135
Veniti, Inc.	5,154,229	—	—		5,154,229
	$30,984,781	$193,724	$898,379	$—	$32,522,204

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 6% of the Fund’s net assets at December 31, 2013.

At December 31, 2013, the Fund had commitments of $2,975,576 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2013. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$1,236	$0.20		$915,400
AlterG, Inc. Series C	4/12/13		2,053,707	0.41		1,379,536
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		2,379,165	14.07		1,606,089
Series D Cvt. Pfd.	12/10/10		785,619	3.81		781,071
Series E Cvt. Pfd.	9/14/11		1,803,981	2.85		1,799,905
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Celladon Corporation
Series A-1 Cvt. Pfd.	1/27/12		3,350,507	0.45		3,322,364
Warrants (experation 10/10/18)	10/10/13		125	0.00		0
Cvt. Promissory Note	10/10/13		56,108	100.00		56,063
Cercacor Laboratories, Inc. Common	3/31/98		0	0.72		115,732
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		28	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/2012	††	287,751	0.30		923,629
Warrants (expiration 4/01/19)	1/03/2012	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/2012	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	19,566	0.00	†	18,854
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,792,632	0.38		1,582,914
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd.	9/26/12		1,726,073	0.38		1,725,000
InnovaCare Health, Inc. Common	12/21/12	††	964,944	5.25		1,166,665
Insightra Medical, Inc. Series C Cvt. Pfd.	4/29/13		3,457,241	0.42		3,450,000
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		165	1.46		671,892
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,925,938	0.71		2,615,647
Series D Cvt. Pfd.	12/21/12		102,912	0.83		133,372
MacroGenics, Inc. Common	10/10/13		1,319,336	24.69		471,877
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,762,968	0.69		2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	292,070	0.08		287,608
Series A-1 Cvt. Pfd.	10/11/12 - 10/10/13		969,921	0.08		968,133
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,977,026	0.00	†	13,824
Series B Cvt. Pfd.	6/28/13		1,888,231	0.07		1,880,801
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		4,206,263	0.78		4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		941,783	1.55		1,866,606
Series F Cvt. Pfd.	7/21/08		122,594	2.65		395,529
Songbird Hearing, Inc. Common	12/14/00		3,004,861	0.67		139
Targegen Milestone Interest	7/20/10		4,192,557	98,504		98,504
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07		3,002,748	0.01		652
Series I Cvt. Pfd.	7/08/05		579,958	0.01		1,495
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		1,302,544	0.08		371,464
Warrants (expiration 7/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Non-Cvt. Promissory Note	7/12/12		344,044	100.00		342,899
Non-Cvt. Promissory Note	4/12/13		40,603	100.00		40,596
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		3,269,046	0.92		3,432,506
Series B Cvt. Pfd.	5/24/13		1,722,929	0.92		1,721,723
Xoft Milestone Interest	1/05/11		843,130	15,467		15,467
Zyomyx, Inc. Common	2/19/99 - 1/12/04		3,902,233	0.25		18
			$59,393,546			$40,505,162

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/24/2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/24/2014